Trade receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade Receivables
Trade receivables include the following:	Trade receivables include the following:

€ in thousand	As at December 31,
	2021	2020
Trade receivables	44,030	19,237
Less: loss allowance of receivables	(17)	(6)
Trade receivables, net	44,013	19,232